FORM 13F


INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
MANAGERS PURSUANT TO SECTION 13 (f) OF THE SECURITIES
EXCHANGE ACT OF 1934 AND RULES THEREUNDER


Securities and Exchange Commission
Washington, D.C.  20549

Report for the Quarter Ended 3/31/99


Name of Institutional Investment Manager

ALLENDALE MUTUAL INSURANCE COMPANY

P.O. BOX 7500        JOHNSTON         RHODE ISLAND     02919

Name, Phone No., and Title of Person Duly Authorized to Submit this Report

Norman D. Baker, Jr.  (1-401-275-3000 x 1570)
Senior Vice President-Investments


The institutional investment manager submitting this Form and its Attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct, and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements, and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the Undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Johnston and the State of Rhode Island on the 19th day of May 1999.


ALLENDALE MUTUAL INSURANCE COMPANY
(Name of Institutional Investment Manager)




Senior Vice President-Investments



Issuer Name
Title
of
Class
CUSIP
Value
(X$1000)
Shares/
Prin Amt
Sh/Prn
Put/
Call
Inv.
Disc.
Other
Mgrs
Voting
Sole
Authority
Shared

  None

ABBOTT LABS
Com
002824100
15916
340000
SH

Sole

340000


AIRTOUCH COMM
Com
00949T100
12561
130000
SH

Sole

130000


ALLIANCE PHAR
Com
018773101
495
180000
SH

Sole

180000


ALLTEL CORP
Com
020039103
11040
177000
SH

Sole

177000


ALCOA INC
Com
022249106
8238
200000
SH

Sole

200000


AMER PWR CONV
Com
029066107
4590
170000
SH

Sole

170000


AMGEN INC
Com
031162100
16472
220000
SH

Sole

220000


BP AMOCO
Com
055622104
13366
132333
SH

Sole

132333


ASSOC FIRST CAP
Com
046008108
6750
150000
SH

Sole

 150000


ATLANTICRICHFIELD
Com
048825103
5119
70000
SH

Sole

70000


AUTO DATA PROC
Com
053015103
20687
500000
SH

Sole

500000


BIOGEN. INC
Com
090597105
9145
80000
SH

Sole

  80000



BANKAMERICA CORP
Com
06605F102
14257
201875
    SH

Sole

 201875


BRISTOL MYERS SQUIBB
Com
110097102
11542
180000
    SH

Sole

180000


CATERPILLAR INC
Com
149123102
6891
150000
    SH

Sole

150000


CHEVRON CORP
Com
166751100
10650
120000
    SH

Sole

120000


COCA COLA CO
Com
191216100
3682
60000
    SH

Sole

60000


COLUMBIA HEALTHCARE
Com
197677107
1704
90000
    SH

Sole

90000


CONS NATURAL GAS
Com
209615103
3651
75000
    SH

Sole

75000


CORNING INC
Com
219327103
8400
140000
    SH

Sole

 140000


COVANCE INC
Com
222816100
877
35000
SH

Sole

  35000


CROMPTON & KNOWLES
Com
227111101
3780
240000
    SH

Sole

 240000


CROWN CORK & SEAL
Com
228255105
2285
80000
SH

Sole

  80000


DEERE & CO
Com
244199105
6373
165000
    SH

Sole

165000


DOW CHEMICAL CO
Com
260543103
6057
65000
    SH

Sole

65000


DISNEY, WALT
Com
254687106
8404
270000
SH

Sole

270000


DUKE ENERGY CORP
Com
264399106
5481
100000
    SH

Sole

100000


EASTMAN KODAK CO
Com
277461109
4791
75000
    SH

Sole

75000


ECOLAB INC
Com
278865100
9230
260000
    SH

Sole

260000


EDISON INTL
Com
783882103
4450
200000
    SH

Sole

200000


EMERSON ELEC CO
Com
291011104
10058
190000
    SH

Sole

190000


EXXON CORP
Com
302290101
14113
200000
    SH

Sole

200000


FLEET FINL GROUP
Com
339018103
7525
200000
    SH

Sole

200000


FLUOR CORP
Com
343861100
2700
100000
    SH

Sole

100000


FORD MOTOR CO
Com
345370100
7936
140000
SH

Sole

140000


GENERAL ELEC CO
Com
369604103
22125
200000
    SH

Sole

200000


GTE CORP
Com
371028101
7562
125000
    SH

Sole

125000


GENERAL MOTORS CORP
Com
370442105
7395
85000
    SH

Sole

85000


HALLIBURTON CO
Com
406216101
7700
200000
    SH

Sole

200000


HEWLETT PACKARD
Com
428236103
6781
100000
    SH

Sole

100000


HOME DEPOT
Com
437076102
13695
220000
    SH

Sole

220000


IBM CORP
Com
459200101
26587
150000
    SH

Sole

150000


INGERSOLL RAND
Com
456866102
7444
150000
    SH

Sole

150000


INTEL CORP
Com
458140100
20209
170000
    SH

Sole

170000


JOHNSON & JOHNSON
Com
478160104
14960
160000
    SH

Sole

160000


LAIDLAW CLASS B
Com
507309508
528
60000
    SH

Sole

60000


MASCO CORP
Com
574599106
7910
280000
    SH

Sole

280000


MAY DEPT STORES
Com
577778103
8803
225000
   SH

Sole

225000


MERCK & CO
Com
589331107
23445
292600
    SH

Sole

292600


MMM
Com
604059105
5,660
80,000
    SH

Sole

  80000


MONSANTO CO
Com
611662107
5053
110000
    SH

Sole

110000


MOTOROLA INC
Com
620076109
8790
120000
    SH

Sole

120000


NORFOLK SOUTHERN
Com
655844108
3956
150000
    SH

Sole

150000


OFFSHORE LOGISTICS
Com
676255102
291
25000
    SH

Sole

25000


OMNICOM GRP INC
Com
681919106
15988
200000
SH

Sole

200000


PALL CORP
Com
696429307
2484
150000
    SH

Sole

 150000


PFIZER INC
Com
717081103
17344
125000
    SH

Sole

125000


PHILIP MORRIS
Com
718167109
3695
105000
    SH

Sole

105000


PNC BANK CORP
Com
693475105
5556
100000
SH

Sole

100000


PPG INDUSTRIES
Com
693506107
5125
100000
    SH

Sole

100000


POTASH CORP
Com
73755L107
6,420
80,000
SH

Sole

80000


PROCTOR & GAMBLE
Com
742718109
12732
130000
    SH

Sole

130000


RAYTHEON CL B
Com
755111408
5062
100000
    SH

Sole

100000


ROYCE VALUE TR
Com
780910105
1610
142292
    SH

Sole

 142292


RYDER SYSTEM
Com
783549108
3315
120000
    SH

Sole

120000


SBC COMMUN
Com
845333103
12566
266290
    SH

Sole

 266290


SCHLUMBERGER LTD
Com
806857108
8063
169986
    SH

Sole

 169986


SIGMA-ALDRICH
Com
826552101
4095
140000
    SH

Sole

140000


SONAT INC
Com
843456104
2700
90000
    SH

Sole

  90000


SPRINT CORP
Com
155447105
14719
150000
    SH

Sole

 150000


SPRINT PCS
Com
852061506
3323
75000
    SH

Sole

75000


TEXTRON INC
Com
883203101
7737
100000
    SH

Sole

 100000


THERMO ELECTRON
Com
883556102
2713
200000
    SH

Sole

200000


TIME WARNER INC
Com
887224103
11330
160000
    SH

Sole

160000


TRIBUNE CO
Com
896047107
6544
100000
    SH

Sole

100000


UNOCAL
Com
915289102
4609
125000
    SH

Sole

125000


UNUM CORP
Com
903193102
5708
120000
    SH

Sole

120000


U.S. FILTER
Com
911843209
5206
170000
    SH

Sole

170000


WASH TRUST BANCORP
Com
940610108
2601
151875
SH

Sole

151875